Pension Liability (Tables)	12 Months Ended
Dec. 31, 2024
Pension Liability [Abstract]
Schedule of Information on the Pension Plan

The following table provides information on the pension plan for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Service cost	$69,716	$53,920	$39,667
Interest cost	24,375	14,416	2,743
Expected return on assets	(32,364)	(14,767)	(12,196)
Effect of settlement, curtailment, plan amendment	(44,236)	—	(72,600)
Actuarial loss outside corridor recognized	5,231	—	3,091
Past service cost recognized in year	3,094	3,031	2,855
Administrative expenses	1,861	2,926	2,298
Net periodic pension cost	$27,677	$59,525	$(34,142)

Schedule of Projected Benefit Obligation and the Changes to the Fair Value of the Plan Assets of the Pension Plan

The reconciliation of the projected benefit obligation and the changes to the fair value of the plan assets of the pension plan are shown in the following table:

	2024	2023
Projected benefit obligation, beginning of period	$809,028	$584,737
Service cost and plan amendments	26,283	53,920
Interest cost	24,375	14,416
Employer contributions	14,777	(3,759)
Transfers-in and (-out), net	1,342,430	42,413
Actuarial (gain)/loss	21,240	123,388
Currency conversion adjustments	(24,956)	(6,087)
Projected benefit obligation, end of period	$2,213,177	$809,028

Plan assets, beginning of period	$548,343	$448,615
Actual return on plan assets	32,364	27,844
Employer contributions	33,300	38,737
Participant contributions	14,777	20,655
Actuarial (gain)/loss	178,872	—
Transfers-in and (-out), net	1,445,453	17,999
Administration expenses	(1,861)	(2,926)
Currency conversion adjustments	(38,071)	(2,581)
Plan assets, end of period	$2,213,177	$548,343
Accrued pension liability	$—	$260,685

Schedule of Unrecognized Pension Cost in Accumulated Other Comprehensive Income/Loss

The following table shows the components of unrecognized pension cost in accumulated other comprehensive income/loss that have not yet been recognized as components of net periodic pension cost:

	2024	2023
Net loss, beginning of period	$158,073	$50,791
Other (gain)/loss during the period	(47,413)	110,313
Other prior year (gain)/loss recognized in period	(157,632)	—
Effect of settlement, curtailment	(58,787)	—
Amortization of pension related net loss	—	—
Net (gain)/loss, end of period	(105,759)	161,104

Prior service cost, beginning of period	—	—
Amortization of prior service cost	(3,094)	(3,031)
Prior service cost end of period	(3,094)	(3,031)
Total unrecognized pension (credit) cost, end of period	$(108,853)	$158,073

Schedule of Weighted Average of the Key Assumptions used to Compute the Benefit Obligations

The weighted average of the key assumptions used to compute the benefit obligations were as follows:

	2024	2023
Discount rate	0.95%	1.45%
Rate of increase in compensation level	0.65%	0.65%
Interest credit rate on savings accounts	1.25%	1.45%
Expected long-term rate of return on plan assets	2.15%	2.30%
Inflation rate	1.25%	1.25%